Cover Page	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Period End Date	Dec. 31, 2023
Document Type	20-F
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Registrant Name	AMTD IDEA GROUP
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001769731
Entity File Number	001-39006
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	66 rue Jean-Jacques Rousseau
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75001
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Accounting Standard	U.S. GAAP
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	false
Auditor Name	AUDIT ALLIANCE LLP
Auditor Firm ID	3487
Auditor Location	Singapore
Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	66 rue Jean-Jacques Rousseau
Entity Address, City or Town	Paris
Entity Address, Country	FR
Entity Address, Postal Zip Code	75001
City Area Code	+33 (0)
Local Phone Number	1 4236 4597
Contact Personnel Name	Feridun Hamdullahpur
ADR [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	AMTD
Title of 12(g) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share
Class A Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	242,765,736
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Title of 12(g) Security	Class A ordinary shares, par value US$0.0001 per share
Class B Ordinary Shares [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	233,526,979